Bank Loans - (Schedule of bank loans) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Total bank loans	$ 257,210	$ 475,703
Less: Non-current portion	(197,585)	(215,703)
Current portion	59,625	260,000
Bank of China Limited, New York Branch [Member]
Debt Instrument [Line Items]
Total bank loans	50,000	50,000
Bank Of China (Hong Kong) Limited [Member]
Debt Instrument [Line Items]
Total bank loans	96,585	150,703
Nanyang Commercial Bank, Ltd. [Member]
Debt Instrument [Line Items]
Total bank loans	80,000	80,000
Hong Kong And Shanghai Banking Corporation Limited [Member]
Debt Instrument [Line Items]
Total bank loans	$ 30,625	$ 195,000